BUSINESS COMBINATION - Fair value of Illume Mobile assets acquired and liabilities assumed (Details ) (Illume Mobile, Fair Value, USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012
Illume Mobile | Fair Value
Assets acquired:
Accounts receivable	$ 16
Other current assets	15
Property and equipment	26
Intangible assets	630
Goodwill	444
Total assets	1,131
Liabilities assumed:
Accounts payable and other accrued liabilities	39
Unearned revenue	37
Total liabilities assumed	76
Net assets acquired	1,055
Purchase consideration:
Cash paid at closing	250	250
Shares issued at closing	698
Earn out consideration	107
Total purchase consideration	$ 1,055